WARRANTS LIABILITIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Class of Warrant or Right [Line Items]
Beginning Balance	$ 685,395
Ending Balance	$ 523,112
Warrant Liabilities [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	3,047,500
Beginning Balance	$ 685,395
Warrants expenses for the year	(162,283)
Ending Balance	$ 523,112
Warrant Liabilities [Member] | Warrants Issued 12/12/2017 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	2,022,500
Beginning Balance	$ 685,395
Warrants expenses for the year	(338,230)
Ending Balance	$ 347,165
Warrant Liabilities [Member] | Warrants Issued 1/31/2018 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	475,000
Beginning Balance
Warrants expenses for the year	81,536
Ending Balance	$ 81,536
Warrant Liabilities [Member] | Warrants Issued 3/23/2018 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	550,000
Beginning Balance
Warrants expenses for the year	94,411
Ending Balance	$ 94,411